Trade and other receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other receivables
8	Trade and other receivables

	2021	2020
(in $ millions)	$	$
Current
Trade receivables	117	124
Less: Loss allowance (see Note 25)	(22)	(40)
	95	84
Loans and advances	118	40
Less: Loss allowance (see Note 25)	(11)	(9)
	107	31
Payment cycle receivables	71	69
Less: Loss allowance	(18)	(12)
	53	57
	255	172

i)	Trade receivables
Trade receivables mainly comprise amounts due from driver-partners and merchant-partners under the Deliveries and Mobility segments respectively. They are generally due for settlement within 30 days and therefore are all classified as current.

ii)	Loans and advances
These financial assets are term loans provided to driver-partners, merchant-partners and consumers. They are generally due for settlement within 12 months and therefore are all classified as current.

iii)	Payment cycle receivables
Amounts receivable as part of a payment settlement cycle that may involve consumers, merchant-partners and driver-partners to be settled typically within 4 days.

iv)	Financial risk management
The exposure of trade and other receivables to relevant financial risks (credit, currency and interest rate risk) is disclosed in Note 25.